3. Other income, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)
Exchange (loss)/gain, net		¥ (75)		¥ (12)		¥ (18)
Rental income		84		77		72
Other income, net		9		65		54
Total | $			$ 9		$ 65		$ 54
ZHEJIANG JIAHUAN
Government grant		200		73		0
Rental income	[1]	901		850		665
Interest income		44		17		32
Sundry income		263		135		0
Other income, net		1,408		1,075		697
Total		1,408		1,075		697
ZHEJIANG TIANLAN
Gain on disposal of intangible asset		0		150		23
Gain on disposal of property, plant and equipment		0		7		41
Subsidy income		2,617		4,163		6,893
Sales of scrapped materials		6		6		18
Others		150		269		449
Total		¥ 2,773		¥ 4,595		¥ 7,424

[1]	Rental income under operating leases is recognized on a straight-line basis over the term of the relevant lease.